Taxation - Income tax expense (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Current tax (expense)/income
Total current tax expense	€ (484)	€ (575)
Total deferred tax expense	(896)	(845)
Total income tax expense/(income)	(1,380)	(1,420)
United Kingdom
Current tax (expense)/income
Current year	(14)	1
Adjustments in respect of prior years	(10)	(6)
Total deferred tax expense	144	39
Spectrum Payments	10,300
Overseas
Current tax (expense)/income
Current year	(474)	(589)
Adjustments in respect of prior years	14	19
Total deferred tax expense	€ (1,040)	(884)
Previous
Current tax (expense)/income
Total deferred tax expense		873
Changes due to revision
Current tax (expense)/income
Total deferred tax expense		11
Total income tax expense/(income)		€ 11